Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2023	2022

Government authorities	$12,965	$15,297
Accrued expenses and other liabilities	15,635	19,409

	$28,600	$34,706